Contingencies (Lorazepam and Clorazepate) (Narrative) (Details) (Lorazepam and Clorazepate, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Feb. 06, 2008	Dec. 31, 2014	Jun. 01, 2005 insurers	May 30, 2012
Loss Contingencies [Line Items]
Loss contingency accrual			12.0
Damages awarded	69.0
Damages sought		8.0
Voluntary remittitur from plaintiffs		8.1
Found in violation of antitrust laws
Loss Contingencies [Line Items]
Number of drugs			2
Health insurers
Loss Contingencies [Line Items]
Number of plaintiffs			4
Judgment reflects trebling of compensatory damages
Loss Contingencies [Line Items]
Number of plaintiffs	3
Original verdict
Loss Contingencies [Line Items]
Damages awarded	11.0
Original verdict plus punitive damages
Loss Contingencies [Line Items]
Damages awarded	58.0
Self-funded customers voluntarily dismissed
Loss Contingencies [Line Items]
Number of plaintiffs		775
Self-funded customers
Loss Contingencies [Line Items]
Number of plaintiffs		1,387
Bond
Loss Contingencies [Line Items]
Bond	$ 74.5			$ 66.6